                           Registration No. 333-41667

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC. 20549

                         POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.     Exact name of Trust:          C.M. Life Variable Life Separate Account I

B.     Name of Depositor             C.M. Life Insurance Company

C.     Complete address of           140 Garden Street
       Depositor's principal         Hartford, CT 06154
       executive offices:

D.     Name and address of           Arm Lomeli
       Agent for Service             Corporate Secretary
       of Process:                   1295 State Street
                                     Springfield, MA 01111

       It is proposed that this filing will become effective (check appropriate box)

                immediately upon filing pursuant to paragraph (b) of Rule 485.
       -------
                on         pursuant to paragraph (b) of Rule 485.
       -------     --------

                60 days after filing pursuant to paragraph (a)(1) of Rule 485
       -------
                on         pursuant to paragraph (a)(l) of Rule 485.
       -------     --------

                this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective
          X     date shall be May 1, 1999.
       -------

E.     Title of Securities being     Survivorship Flexible Premium
       registered:                   Adjustable Variable Life insurance Policies


F.     Approximate date of proposed  As soon as practicable after the effective
       public offering:              date of this Registration Statement.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No.4 to Registration Statement No. 333-41667 filed pursuant to Rule 485(a) under the Securities Act of 1933 on March 19, 1999. The contents of Post-Effective Amendments No. 1, 2, 3 and 4 are being incorporated by reference.

                    REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, Richard M. Howe, have reviewed this Post-Effective Amendment No. 5 to Registration Statement No. 333-41667 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ Richard M. Howe
-------------------
Richard M. Howe
Second Vice President &
Associate General Counsel

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, C.M. Life Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 5 to Registration Statement No. 333-41667 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 14th day of April, 1999.


          C.M. LIFE VARIABLE LIFE SEPARATE ACCOUNT I

          C.M. LIFE INSURANCE COMPANY
          (Depositor)

          By: /s/ Lawrence V. Burkett. Jr.*
              -----------------------------
              Lawrence V. Burkett, Jr., Director, President and Chief Executive Officer
              C.M. Life Insurance Company


/s/ Richard M. Howe                 On April 14, 1999, as Attorney-in-Fact
-------------------                 pursuant to powers of attorney.
*Richard M. Howe

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to Registration Statement No. 333-41667 has been signed by the following persons in the capacities and on the dates indicated.


         Signature                               Title                                       Date
         ---------                               ----                                        ----
   /s/ Lawrence V. Burkett. Jr.*                 Director, President and Chief               April 14, 1999
   -----------------------------                 Executive Officer
   Lawrence V. Burkett, Jr.

   /s/ Edward M. Kline*                          Vice President and Treasurer                April 14, 1999
   --------------------                          (Principal Financial Officer)
   Edward M. Kline

   /s/ John M. Miller. Jr.*                      Vice President and Comptroller              April 14, 1999
   ------------------------                      (Principal Accounting Officer)
   John M. Miller Jr.

   /s/ John B. Davies*                           Director                                    April 14, 1999
   -------------------
   John B. Davies

   /s/ Stuart H. Reese*                          Director                                    April 14, 1999
   --------------------
   Stuart H Reese.

   /s/ Isadore Jermyn*                           Director                                    April 14, 1999
   ------------------
   Isadore Jermyn

   /s/ James Miller*                             Director                                    April 14, 1999
   ----------------
   James Miller

   /s/ Robert J. O'Connell*                      Director                                    April 14, 1999
   -----------------------
   Robert J. O'Connell

   /s/ Richard M. Howe                           On April 14, 1999, as Attorney-in-Fact pursuant to
   ------------------                            powers of attorney.
   *Richard M. Howe